Contracts with Customers - Contract Assets, Contract Liabilities and Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 20.2	$ 20.3
Current contract assets	20.2	20.3
Contract With Customer Liability Net Current [Abstract]
Current deferred mobilization and contract preparation revenue/ Current contract liability	(3.9)	(2.6)
Contract With Customer Liability Net Non-Current [Abstract]
Non-current deferred mobilization and contract preparation revenue/ Non- current contract liability	(2.5)	0.0
Total contract liability	$ (6.4)	$ (2.6)	$ (5.6)